Note 3 – Accrued Expense (Details) - Schedule of Accrued Liabilities (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities [Abstract]
Accrued Consulting Fees	$ 1,653,741	$ 1,504,634	$ 1,426,853
Accrued Rent	655,692	651,672	594,289
Accrued Interest	68,080	61,029	105,146
	$ 2,377,513	$ 2,217,335	$ 2,126,288